Related Party Transactions - Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Balances with related parties
Due from related parties	$ 10,408	$ 15,295
GasLog LNG Services
Balances with related parties
Due from related parties		1,803
GasLog Ltd.
Balances with related parties
Due from related parties	$ 10,408	$ 13,492